SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Schedule of Other Current Assets

	December 31,
	2023	2022

Governmental authorities *)	$3,186	$3,604
Prepaid expenses	6,227	6,404
Deferred charges	8,320	4,090
Advance payments to suppliers	3,716	2,418
Other	2,850	2,767

$24,299	$19,283

*) Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) the Company was eligible for a refundable Employee Retention Credit subject to certain criteria. During the year ended December 31, 2021, the Company recognized on the Company’s Consolidated Statements of Income (loss), Employee Retention Credits in the amount of $2,966 which was recorded as a reduction of $1,679 to Cost of Revenues and $1,287 to Operating Expenses. As of December 31, 2023 and 2022, the Company had a $952 receivable balance from the United States government related to the CARES Act.

Schedule of Other Current Liabilities
	December 31,
	2023	2022

Payroll and related employee accruals	$14,017	$13,157
Governmental authorities	2,301	8,383
Other	113	751
	$16,431	$22,291

Schedule of Line of Credit Facilities
			December 31,
	Interest rate	Maturity	2023

Credit facility from bank:	U.S. Prime Plus 2.25%	2024	$7,453

Schedule of Long-Term Loan
	Interest rate	Maturity	December 31, 2023

Other loan:	14%	2026	$2,000

Schedule of Other Long-Term Liabilities
	December 31,
	2023	2022

Earn-Out Consideration, Holdback Amount and Bonus Amount (see Note 17)	$11,982	$-
Long-term governmental authorities	-	5,829
Other	934	159

	$12,916	$5,988